NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2024
NON-CONTROLLING INTERESTS [Abstract]
NON-CONTROLLING INTERESTS

11. NON-CONTROLLING INTERESTS

Nonredeemable Non-Controlling Interest in the Acquired Businesses

For periods prior to the Transactions described in Note 4, Acquisition of WWE, nonredeemable non-controlling interest represents the component of equity in Acquired Businesses’ subsidiaries held by third parties.

Nonredeemable Non-Controlling Interest in TKO OpCo

In connection with the business acquisition of WWE described in Note 4, Acquisition of WWE, on September 12, 2023, the Company became the sole managing member of TKO OpCo and, as a result, combines the financial results of TKO OpCo. The Company reports a non-controlling interest representing the economic interest in TKO OpCo held by the other members of TKO OpCo. Beginning on September 12, 2023, nonredeemable non-controlling interest also includes the carrying amount of the Acquired Businesses’ net parent investment and accumulated other comprehensive loss. TKO OpCo’s operating agreement provides that holders of membership interests in TKO OpCo (“Common Units”) may, from time to time, require TKO OpCo to redeem all or a portion of their Common Units (and an equal number of shares of TKO Class B common stock) for cash or, at the Company’s option, for shares of TKO Class A common stock on a one-for-one basis. In connection with any redemption or exchange, the Company will receive a corresponding number of Common Units, increasing the total ownership interest in TKO OpCo. Changes in the ownership interest in TKO OpCo while the Company retains its controlling interest in TKO OpCo will be accounted for as equity reallocation transactions. As such, future redemptions or direct exchanges of Common Units in TKO OpCo by the other members of TKO OpCo will result in a change in ownership and reduce the amount recorded as non-controlling interest and increase additional paid-in capital.

Redeemable Non-Controlling Interest in the UFC

In July 2018, the Company received an investment of $9.7 million by third parties (the “Russia Co-Investors”) in a newly formed subsidiary of the Company (the “Russia Subsidiary”) that was formed to expand the Company’s existing UFC business in Russia and certain other countries in the Commonwealth of Independent States. The terms of this investment provide the Russia Co-Investors with a put option to sell their ownership in the Russia Subsidiary beginning five years and six months after the consummation of the investment. The purchase price of the put option is the greater of the total investment amount, defined as the Russia Co-Investors’ cash contributions less cash distributions, or fair value. As of December 31, 2024, the estimated redemption value was $21.9 million.

The changes in carrying value of the redeemable non-controlling interest were as follows (in thousands):

Balance — December 31, 2021	$9,700
Net income attributable to non-controlling interest holders	1,747
Accretion	(1,539)
Balance — December 31, 2022	$9,908
Net income attributable to non-controlling interest holders	1,686
Balance — December 31, 2023	$11,594
Net income attributable to non-controlling interest holders	2,234
Accretion	8,036
Balance — December 31, 2024	$21,864